Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies
Schedule of future minimum lease payments under non-cancelable operating lease agreements
Year Ended December 31	Amount
$
2018	9,178,430
2019	7,909,968
2020	6,353,150
2021	2,140,406
2022	205,760
Then thereafter	617,280

Total	26,404,994